Debt securities - Impairment of US available-for-sale debt securities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial investments
Realised gross losses on sales of available-for-sale securities	£ 155	£ 152	£ 85
Percentage of realised gross losses related to top 10 individual issuers	97.00%	59.00%	57.00%
Unrealised loss	£ 106	£ 675	£ 673
Impaired financial assets
Financial investments
Net credit (charge) for impairment net of reversals	1	(44)	(35)
Impaired financial assets | Available-for-sale
Financial investments
Net credit (charge) for impairment net of reversals	8	(20)	(19)
Impaired financial assets | Loans and receivables
Financial investments
Net credit (charge) for impairment net of reversals	(7)	(24)	(16)
Impaired and deteriorating financial assets
Financial investments
Realised gross losses on sales of available-for-sale securities	£ 3	£ 94	£ 54